LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.80%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 A1 6.19% (SOFR30A + 1.85%) 11/25/43	2,776,090	$2,803,946
Series 2024-DNA3 M1 5.34% (SOFR30A + 1.00%) 10/25/44	1,303,192	1,301,969
Series 2025-HQA1 M2 5.99% (SOFR30A + 1.65%) 2/25/45	800,000	794,564
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R07 2M1 6.29% (SOFR30A + 1.95%) 9/25/43	2,819,299	2,837,463
Series 2023-R08 1M1 5.84% (SOFR30A + 1.50%) 10/25/43	1,526,193	1,529,086
Series 2024-R04 1A1 5.34% (SOFR30A + 1.00%) 5/25/44	1,899,504	1,896,069
Series 2025-R01 1M2 5.84% (SOFR30A + 1.50%) 1/25/45	1,670,000	1,663,898
Series 2025-R02 1M2 5.94% (SOFR30A + 1.60%) 2/25/45	1,570,000	1,568,730
Total Agency Collateralized Mortgage Obligations (Cost $14,364,278)		14,395,725
AGENCY MORTGAGE-BACKED SECURITIES–7.13%
Federal Home Loan Mortgage Corp.
4.50% 5/1/38	6,600,408	6,547,973
4.50% 10/1/52	3,575,774	3,426,443
5.00% 6/1/53	8,430,996	8,280,808
5.50% 7/1/43	2,737,624	2,768,100
5.50% 11/1/52	2,230,139	2,233,818
6.00% 9/1/53	6,615,661	6,728,336
Federal National Mortgage Association
4.50% 10/1/52	5,014,381	4,804,974
5.50% 3/1/53	4,151,366	4,153,411
6.00% 12/1/52	5,843,644	5,964,408
6.00% 6/1/53	1,307,835	1,331,215
6.00% 2/1/54	7,596,758	7,723,817
Government National Mortgage Association 5.00% 9/20/52	3,237,209	3,199,784
Total Agency Mortgage-Backed Securities (Cost $56,697,380)		57,163,087
AGENCY OBLIGATIONS–1.53%
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	8,036,234
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.20% 8/28/25	4,220,000	$4,213,460
Total Agency Obligations (Cost $12,385,000)		12,249,694
CORPORATE BONDS–20.71%
Aerospace & Defense–0.45%
Boeing Co.
2.20% 2/4/26	910,000	890,345
6.86% 5/1/54	980,000	1,064,472
Bombardier, Inc.
7.00% 6/1/32	405,000	403,248
7.25% 7/1/31	405,000	406,378
TransDigm, Inc.
6.63% 3/1/32	405,000	410,161
6.88% 12/15/30	405,000	413,827
		3,588,431
Agriculture–0.18%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	1,445,000	1,420,291
		1,420,291
Auto Manufacturers–0.39%
Ford Motor Credit Co. LLC
2.90% 2/16/28	450,000	416,402
2.90% 2/10/29	280,000	250,506
5.80% 3/8/29	645,000	638,682
6.80% 5/12/28	820,000	842,181
6.80% 11/7/28	315,000	323,963
General Motors Financial Co., Inc.
5.60% 6/18/31	291,000	291,024
5.90% 1/7/35	360,000	356,505
		3,119,263
Banks–6.91%
μBank of America Corp.
5.16% 1/24/31	1,140,000	1,155,714
5.52% 10/25/35	2,548,000	2,499,967
5.82% 9/15/29	984,000	1,019,742
5.87% 9/15/34	485,000	506,122
6.20% 11/10/28	1,315,000	1,366,705
μBank of New York Mellon Corp.
4.94% 2/11/31	900,000	907,994
5.80% 10/25/28	150,000	154,926
6.30% 3/20/30	755,000	773,817
Citibank NA
5.44% 4/30/26	595,000	601,407
5.49% 12/4/26	505,000	513,519
μCitigroup, Inc.
6.02% 1/24/36	745,000	752,115
6.75% 2/15/30	915,000	904,776
μCitizens Financial Group, Inc.
4.30% 2/11/31	750,000	734,252
LVIP Macquarie Diversified Floating Rate Fund–1

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitizens Financial Group, Inc. (continued)
5.25% 3/5/31	1,090,000	$1,095,856
μDeutsche Bank AG
6.72% 1/18/29	492,000	514,903
6.82% 11/20/29	752,000	797,437
7.15% 7/13/27	640,000	657,876
Goldman Sachs Group, Inc.
•5.17% (SOFR + 0.81%) 3/9/27	2,705,000	2,712,343
μ5.73% 1/28/56	1,185,000	1,180,257
•5.75% (TSFR03M + 1.43%) 5/15/26	4,925,000	4,931,447
μ6.48% 10/24/29	1,085,000	1,146,097
μHuntington Bancshares, Inc. 6.21% 8/21/29	1,020,000	1,061,790
μJPMorgan Chase & Co.
4.08% 4/26/26	1,040,000	1,039,195
5.01% 1/23/30	735,000	743,162
5.14% 1/24/31	670,000	680,449
5.57% 4/22/28	850,000	866,987
μMorgan Stanley
5.83% 4/19/35	56,000	58,031
6.14% 10/16/26	4,755,000	4,792,080
6.30% 10/18/28	2,105,000	2,189,087
6.41% 11/1/29	1,005,000	1,060,758
6.63% 11/1/34	960,000	1,047,109
μMorgan Stanley Bank NA 5.50% 5/26/28	895,000	911,519
PNC Bank NA 3.88% 4/10/25	970,000	969,799
μPNC Financial Services Group, Inc.
5.22% 1/29/31	1,975,000	2,009,616
5.58% 1/29/36	600,000	610,662
5.68% 1/22/35	625,000	639,714
6.88% 10/20/34	1,070,000	1,183,041
Popular, Inc. 7.25% 3/13/28	555,000	574,113
μTruist Bank 4.63% 9/17/29	653,000	638,734
μTruist Financial Corp. 1.89% 6/7/29	810,000	742,085
μU.S. Bancorp
4.65% 2/1/29	717,000	717,437
5.05% 2/12/31	895,000	902,325
5.38% 1/23/30	285,000	290,774
5.42% 2/12/36	480,000	482,882
5.73% 10/21/26	175,000	176,023
6.79% 10/26/27	435,000	449,447
μUBS Group AG
5.70% 2/8/35	350,000	358,902
6.85% 9/10/29	1,690,000	1,680,187
7.00% 2/10/30	540,000	531,809
μWells Fargo & Co.
3.91% 4/25/26	2,360,000	2,358,420
5.24% 1/24/31	685,000	696,484
		55,389,893
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.29%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	1,970,000	$2,013,378
PepsiCo, Inc. 5.00% 2/7/35	330,000	332,986
		2,346,364
Biotechnology–0.06%
Amgen, Inc. 5.15% 3/2/28	485,000	493,722
		493,722
Chemicals–0.02%
Dow Chemical Co. 5.95% 3/15/55	195,000	188,699
		188,699
Commercial Services–0.05%
ERAC USA Finance LLC 4.90% 5/1/33	445,000	439,113
		439,113
Computers–0.43%
Accenture Capital, Inc.
4.05% 10/4/29	1,040,000	1,025,316
4.25% 10/4/31	620,000	608,701
Amentum Holdings, Inc. 7.25% 8/1/32	810,000	796,763
Leidos, Inc. 5.50% 3/15/35	980,000	976,883
		3,407,663
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	305,269
		305,269
Diversified Financial Services–1.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	630,000	608,827
3.65% 7/21/27	1,530,000	1,494,300
4.63% 10/15/27	440,000	438,154
5.10% 1/19/29	3,845,000	3,878,812
6.50% 7/15/25	365,000	366,060
Air Lease Corp.
3.38% 7/1/25	400,000	398,710
μ4.13% 12/15/26	550,000	522,074
4.63% 10/1/28	24,000	23,905
5.10% 3/1/29	18,000	18,201
5.20% 7/15/31	135,000	135,586
Aviation Capital Group LLC
1.95% 1/30/26	1,255,000	1,225,605
3.50% 11/1/27	1,945,000	1,878,872
Avolon Holdings Funding Ltd. 4.95% 1/15/28	635,000	632,337
LVIP Macquarie Diversified Floating Rate Fund–2

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	$342,379
5.88% 7/21/28	2,048,000	2,102,856
		14,066,678
Electric–2.23%
AEP Texas, Inc.
5.40% 6/1/33	330,000	332,044
5.45% 5/15/29	745,000	762,500
Avangrid, Inc. 3.20% 4/15/25	765,000	764,382
μDominion Energy, Inc.
6.63% 5/15/55	665,000	660,328
6.88% 2/1/55	795,000	823,106
DTE Energy Co. 5.10% 3/1/29	835,000	846,025
Duke Energy Carolinas LLC 4.95% 1/15/33	630,000	630,158
Enel Finance International NV
2.13% 7/12/28	380,000	349,321
2.50% 7/12/31	210,000	180,288
4.50% 6/15/25	765,000	763,912
Engie SA
5.25% 4/10/29	590,000	601,058
5.63% 4/10/34	555,000	564,499
Exelon Corp. 5.45% 3/15/34	415,000	421,958
μNextEra Energy Capital Holdings, Inc.
6.38% 8/15/55	320,000	320,345
6.50% 8/15/55	400,000	407,775
Pacific Gas & Electric Co. 2.10% 8/1/27	2,455,000	2,302,830
PacifiCorp
5.10% 2/15/29	205,000	208,860
5.45% 2/15/34	350,000	352,821
Sempra
3.30% 4/1/25	2,845,000	2,845,000
μ4.88% 10/15/25	340,000	336,748
μ6.40% 10/1/54	312,000	295,929
Southern California Edison Co. 5.20% 6/1/34	770,000	751,757
Vistra Operations Co. LLC
5.13% 5/13/25	846,000	845,122
6.00% 4/15/34	365,000	368,852
6.95% 10/15/33	1,040,000	1,117,120
		17,852,738
Electronics–0.04%
Amphenol Corp. 2.20% 9/15/31	420,000	360,441
		360,441
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	810,000	$807,373
		807,373
Food–0.35%
Mars, Inc.
4.80% 3/1/30	1,175,000	1,181,721
5.20% 3/1/35	1,035,000	1,040,182
Sysco Corp. 5.10% 9/23/30	555,000	563,368
		2,785,271
Health Care Services–0.08%
HCA, Inc. 5.45% 9/15/34	645,000	639,400
		639,400
Insurance–1.32%
Arthur J Gallagher & Co.
4.85% 12/15/29	4,130,000	4,158,529
5.00% 2/15/32	835,000	834,930
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,367,642
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,235,314
		10,596,415
Internet–0.09%
Meta Platforms, Inc.
4.30% 8/15/29	525,000	524,888
4.55% 8/15/31	225,000	225,560
		750,448
Investment Companies–0.76%
Apollo Debt Solutions BDC 6.70% 7/29/31	1,685,000	1,738,492
Blackstone Private Credit Fund
5.60% 11/22/29	560,000	555,294
6.00% 11/22/34	890,000	856,189
Blue Owl Credit Income Corp.
5.80% 3/15/30	1,855,000	1,818,979
6.60% 9/15/29	720,000	731,628
HPS Corporate Lending Fund 5.95% 4/14/32	359,000	354,116
		6,054,698
Iron & Steel–0.26%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	777,250
Nucor Corp.
3.95% 5/23/25	890,000	888,892
5.10% 6/1/35	465,000	458,525
		2,124,667
LVIP Macquarie Diversified Floating Rate Fund–3

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	$569,676
2.57% 2/15/30	75,000	67,880
		637,556
Media–0.21%
Midcontinent Communications 8.00% 8/15/32	830,000	839,223
Sirius XM Radio LLC 4.13% 7/1/30	930,000	826,065
		1,665,288
Mining–0.35%
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	415,000	409,825
6.13% 4/15/32	415,000	409,298
Rio Tinto Finance USA PLC 4.50% 3/14/28	1,975,000	1,986,486
		2,805,609
Office Business Equipment–0.11%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	965,000	909,229
		909,229
Oil & Gas–0.68%
Diamondback Energy, Inc. 5.20% 4/18/27	415,000	420,084
Exxon Mobil Corp. 2.28% 8/16/26	310,000	302,349
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	395,992
6.25% 4/15/32	405,000	378,385
Occidental Petroleum Corp.
5.20% 8/1/29	2,425,000	2,423,381
5.55% 10/1/34	330,000	322,324
6.13% 1/1/31	1,154,000	1,186,105
		5,428,620
Packaging & Containers–0.08%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	600,000	602,029
		602,029
Pharmaceuticals–0.45%
AbbVie, Inc. 4.80% 3/15/29	2,675,000	2,708,961
Eli Lilly & Co. 5.10% 2/12/35	900,000	917,761
		3,626,722
Pipelines–0.63%
μEnergy Transfer LP 6.50% 11/15/26	1,405,000	1,403,343
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	$189,619
Kinder Morgan, Inc. 5.10% 8/1/29	450,000	454,710
ONEOK, Inc. 5.65% 11/1/28	310,000	319,297
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,645,367
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	209,846
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	925,000	796,102
		5,018,284
Real Estate Investment Trusts–0.56%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,883,469
VICI Properties LP 4.95% 2/15/30	1,205,000	1,194,593
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	400,000	388,045
		4,466,107
Retail–0.04%
Home Depot, Inc. 4.88% 6/25/27	325,000	329,570
		329,570
Semiconductors–0.39%
Broadcom, Inc.
3.42% 4/15/33	737,000	656,194
5.05% 7/12/29	760,000	770,556
Entegris, Inc. 4.75% 4/15/29	740,000	713,382
Foundry JV Holdco LLC 6.10% 1/25/36	935,000	957,246
		3,097,378
Software–0.42%
Oracle Corp.
5.25% 2/3/32	2,440,000	2,471,467
5.80% 11/10/25	190,000	191,453
6.15% 11/9/29	405,000	428,728
Workday, Inc.
3.50% 4/1/27	120,000	117,658
3.70% 4/1/29	185,000	178,311
		3,387,617
Telecommunications–0.64%
AT&T, Inc.
1.70% 3/25/26	3,790,000	3,686,242
2.30% 6/1/27	510,000	487,486
6.30% 1/15/38	190,000	206,084
T-Mobile USA, Inc.
5.13% 5/15/32	335,000	337,107
LVIP Macquarie Diversified Floating Rate Fund–4

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
5.75% 1/15/34	435,000	$453,117
		5,170,036
Transportation–0.26%
Union Pacific Corp.
5.10% 2/20/35	840,000	847,238
5.60% 12/1/54	1,240,000	1,245,393
		2,092,631
Total Corporate Bonds (Cost $165,235,018)		165,973,513
LOAN AGREEMENTS–8.19%
•Alliance Laundry Systems LLC 7.07% (SOFR CME03M + 2.75%) 8/19/31	1,500,000	1,493,715
•Amentum Government Services Holdings LLC 6.57% (SOFR CME01M + 2.25%) 9/29/31	1,496,250	1,443,881
•AmWINS Group, Inc. 6.57% (SOFR CME01M + 2.25%) 1/30/32	2,094,750	2,076,337
•Aramark Services, Inc. 6.32% (SOFR CME01M + 2.00%) 4/6/28	903,715	902,775
•Ardonagh Midco 3 PLC
7.00% (SOFR CME06M + 2.75%) 2/15/31	1,000,000	986,250
7.55% (SOFR CME03M + 3.25%) 2/15/31	1,000,000	986,250
•Asplundh Tree Expert LLC 6.17% (SOFR CME01M + 1.75%) 9/7/27	1,257,421	1,255,195
•Avantor Funding, Inc. 6.42% (SOFR CME01M + 2.00%) 11/8/27	81,435	81,424
•Azorra Soar TLB Finance Ltd. 7.80% (SOFR CME03M + 3.50%) 10/18/29	1,243,750	1,246,088
•Boost Newco Borrower LLC 6.30% (SOFR CME03M + 2.00%) 1/31/31	1,995,000	1,979,419
•Caesars Entertainment, Inc. 6.56% (SOFR CME03M + 2.25%) 2/6/31	1,237,500	1,227,291
•Calpine Construction Finance Co. LP 6.32% (SOFR CME01M + 2.00%) 7/31/30	1,861,274	1,854,946
•Calpine Corp. 6.07% (SOFR CME01M + 1.75%) 1/31/31	2,042,000	2,033,812
•Celsius Holdings, Inc 7.55% (SOFR CME03M + 3.25%) 3/21/32	1,500,000	1,501,875
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Charter Communications Operating LLC
6.31% (SOFR CME03M + 2.00%) 12/7/30	1,975,000	$1,963,683
6.56% (SOFR CME03M + 2.25%) 12/15/31	2,191,507	2,182,742
Clydesdale Acquisition Holdings, Inc.
✠0.00% 3/26/32	18,900	18,790
•7.49% (SOFR CME03M + 3.25%) 3/26/32	1,081,100	1,074,797
•Cotiviti Corp. 7.07% (SOFR CME01M + 2.75%) 5/1/31	1,496,241	1,462,575
•DaVita, Inc. 6.32% (SOFR CME01M + 2.00%) 5/9/31	2,985,000	2,979,149
•Dragon Buyer, Inc. 7.30% (SOFR CME03M + 3.00%) 9/30/31	1,496,250	1,482,889
•Flutter Financing BV 6.05% (SOFR CME03M + 1.75%) 11/30/30	1,975,000	1,961,945
•Instructure Holdings, Inc. 7.32% (SOFR CME03M + 3.00%) 11/13/31	1,000,000	991,640
•Iron Mountain, Inc. 6.32% (SOFR CME01M + 2.00%) 1/31/31	1,925,625	1,912,396
Janney Montgomery Scott LLC
✠0.00% 11/28/31	214,286	214,386
•7.47% (SOFR CME06M + 3.25%) 11/28/31	1,285,714	1,286,319
•Jazz Financing Lux SARL 6.57% (SOFR CME01M + 2.25%) 5/5/28	839,053	838,424
•Lamar Media Corp. 5.92% (SOFR CME01M + 1.50%) 2/5/27	1,000,435	996,683
•Lightning Power LLC 6.55% (SOFR CME03M + 2.25%) 8/18/31	1,496,241	1,486,051
∞Opal Bidco SAS 0.00% 3/31/32	1,500,000	1,492,500
Peer Holding III BV
•6.80% (SOFR CME03M + 2.50%) 10/28/30	2,481,250	2,476,610
•6.80% (SOFR CME03M + 2.50%) 7/1/31	1,496,250	1,492,135
•Quikrete Holdings, Inc. 6.57% (SOFR CME03M + 2.25%) 4/14/31	997,500	985,450
•Roper Industrial Products Investment Co. LLC 7.05% (SOFR CME03M + 2.75%) 11/22/29	1,496,250	1,487,437
•Setanta Aircraft Leasing Designated Activity Co. 6.05% (SOFR CME03M + 1.75%) 11/5/28	1,225,000	1,228,283
LVIP Macquarie Diversified Floating Rate Fund–5

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•SkyMiles IP Ltd. 8.04% (SOFR CME03M + 3.75%) 10/20/27	337,288	$340,283
•Standard Industries, Inc. 6.07% (SOFR CME01M + 1.75%) 9/22/28	592,087	591,395
∞Stonepeak Nile Parent LLC 0.00% 2/4/32	1,500,000	1,492,965
•Tempur Sealy International, Inc. 6.81% (SOFR CME03M + 2.50%) 10/24/31	1,995,000	1,992,087
•Trans Union LLC 6.07% (SOFR CME01M + 1.75%) 6/24/31	1,985,000	1,978,053
•TransDigm, Inc. 6.80% (SOFR CME03M + 2.50%) 2/28/31	1,496,231	1,486,940
•UKG, Inc. 7.30% (SOFR CME03M + 3.00%) 2/10/31	2,760,793	2,753,477
•United Rentals, Inc. 6.07% (SOFR CME01M + 1.75%) 2/14/31	990,000	994,643
•USI, Inc. 6.55% (SOFR CME03M + 2.25%) 11/21/29	1,994,987	1,974,100
∞Valvoline, Inc. 0.00% 3/19/32	1,000,000	998,750
•Vistra Operations Co. LLC 6.07% (SOFR CME01M + 1.75%) 12/20/30	994,960	991,119
•Zekelman Industries, Inc. 6.57% (SOFR CME01M + 2.25%) 1/24/31	990,000	990,772
Total Loan Agreements (Cost $65,852,235)		65,668,726
NON-AGENCY ASSET-BACKED SECURITIES–14.03%
•AGL CLO 17 Ltd. Series 2022-17A AR 5.25% (TSFR03M + 0.95%) 1/21/35	1,550,000	1,543,030
•AIMCO CLO 15 Ltd. Series 2021-15A D1R 7.05% (TSFR03M + 2.75%) 4/17/38	550,000	550,000
ARI Fleet Lease Trust Series 2024-B A2 5.54% 4/15/33	7,370,227	7,418,119
•Bain Capital Credit CLO Ltd. Series 2021-7A A1R 5.29% (TSFR03M + 0.98%) 1/22/35	800,000	795,114
•Ballyrock CLO 18 Ltd. Series 2021-18A C1R 6.07% (TSFR03M + 2.85%) 4/15/38	650,000	650,589
•Ballyrock CLO 27 Ltd. Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	1,250,000	1,251,135
•Canyon Capital CLO Ltd. Series 2019-2A AR2 5.32% (TSFR03M + 1.01%) 10/15/34	850,000	845,302
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Canyon CLO Ltd. Series 2020-2A AR2 5.33% (TSFR03M + 1.03%) 10/15/34	1,150,000	$1,147,690
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 5.63% (TSFR03M + 1.31%) 5/15/31	500,070	499,858
•CBAMR LLC Series 2021-15A D1R 7.20% (TSFR03M + 2.90%) 1/20/38	550,000	546,813
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	4,480,000	4,505,435
•CIFC Funding Ltd. Series 2025-1A D1 6.75% (TSFR03M + 2.50%) 4/23/38	550,000	538,091
CNH Equipment Trust
Series 2024-A A2 5.19% 7/15/27	1,447,376	1,449,012
•Series 2024-B A2B 4.75% (SOFR30A + 0.40%) 10/15/27	5,543,287	5,544,494
Dell Equipment Finance Trust Series 2023-1 A3 5.65% 9/22/28	2,943,182	2,952,638
•Dryden 109 CLO Ltd. Series 2022-109A DR 7.01% (TSFR03M + 2.70%) 4/15/38	550,000	544,821
•Elmwood CLO 22 Ltd. Series 2023-1A D1R 7.08% (TSFR03M + 2.80%) 4/17/38	550,000	550,000
Enterprise Fleet Financing LLC Series 2022-4 A2 5.76% 10/22/29	1,904,931	1,914,672
Ford Credit Auto Lease Trust
Series 2023-A A4 4.83% 5/15/26	5,021,315	5,021,835
Series 2024-A A3 5.06% 5/15/27	100,000	100,335
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	8,000,000	8,138,236
•Generate CLO 10 Ltd. Series 2022-10A D1R 7.17% (TSFR03M + 2.85%) 1/22/38	1,200,000	1,198,708
GM Financial Automobile Leasing Trust Series 2023-2 A3 5.05% 7/20/26	4,752,122	4,755,487
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	10,098,375
Hyundai Auto Lease Securitization Trust Series 2024-A A3 5.02% 3/15/27	5,100,000	5,118,520
•Hyundai Auto Receivables Trust Series 2023-B A2B 4.83% (SOFR30A + 0.48%) 5/15/26	369,681	369,730
LVIP Macquarie Diversified Floating Rate Fund–6

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 5.75% (TSFR03M + 1.46%) 10/20/34	2,000,000	$2,000,728
•Madison Park Funding XXVII Ltd. Series 2018-27A D1R 7.17% (TSFR03M + 2.85%) 4/20/38	550,000	546,655
•Magnetite XL Ltd. Series 2024-40A A1 5.75% (TSFR03M + 1.45%) 7/15/37	2,000,000	2,005,500
•^Magnetite XLV Ltd. Series 2025-45A D1 0.00% (2.50% minus TSFR03M) 4/15/38	550,000	550,000
•Marathon CLO Ltd. Series 2021-16A A1A 5.76% (TSFR03M + 1.46%) 4/15/34	2,000,000	1,989,634
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.77% (SOFR30A + 0.42%) 2/16/27	6,236,479	6,235,078
•MidOcean Credit CLO IX Series 2018-9A A1 5.70% (TSFR03M + 1.41%) 7/20/31	424,944	424,999
•Neuberger Berman CLO XX Ltd. Series 2015-20A D1R3 6.97% (TSFR03M + 2.65%) 4/15/39	250,000	248,662
•Oaktree CLO Ltd. Series 2020-1A D1RR 6.92% (TSFR03M + 2.60%) 1/15/38	500,000	491,431
•Octagon Investment Partners 51 Ltd. Series 2021-1A AR 5.31% (TSFR03M + 0.99%) 7/20/34	1,700,000	1,689,542
•OFSI BSL XII Ltd. Series 2023-12A D1R 7.51% (TSFR03M + 3.20%) 1/20/38	500,000	490,293
•OHA Credit Partners VII Ltd. Series 2012-7A D1R4 6.82% (TSFR03M + 2.50%) 2/20/38	550,000	542,054
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 5.94% (TSFR03M + 1.65%) 1/20/34	2,750,000	2,751,831
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	5,000,000	5,035,003
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	2,350,000	2,378,414
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 5.85% (TSFR03M + 1.55%) 4/25/37	500,000	501,125
•Steele Creek CLO Ltd. Series 2017-1A A 5.81% (TSFR03M + 1.51%) 10/15/30	295,207	295,374
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•TCW CLO Ltd. Series 2019-2A D1R2 7.32% (TSFR03M + 3.00%) 1/20/38	500,000	$495,412
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,000,000	1,005,683
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,549,567
•Venture 42 CLO Ltd. Series 2021-42A A1A 5.69% (TSFR03M + 1.39%) 4/15/34	1,500,000	1,500,268
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.97% (SOFR30A + 0.63%) 3/22/27	2,597,228	2,600,407
Wheels Fleet Lease Funding 1 LLC Series 2024-3A A1 4.80% 9/19/39	4,000,000	4,014,293
•World Omni Auto Receivables Trust Series 2023-C A2B 4.76% (SOFR30A + 0.41%) 12/15/26	754,133	754,269
•Zais CLO 16 Ltd. Series 2020-16A A1R2 5.45% (TSFR03M + 1.13%) 10/20/34	2,300,000	2,285,342
Total Non-Agency Asset-Backed Securities (Cost $112,036,818)		112,429,603
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.02%
•Radnor Re Ltd. Series 2024-1 M1B 7.24% (SOFR30A + 2.90%) 9/25/34	150,000	151,312
Total Non-Agency Collateralized Mortgage Obligation (Cost $150,000)		151,312
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–7.70%
Bank Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,563,728
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,000,000	1,735,493
Benchmark Mortgage Trust
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,707,074
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,947,386
Series 2020-B18 A5 1.93% 7/15/53	2,250,000	1,915,912
Series 2020-B19 A5 1.85% 9/15/53	5,855,000	4,969,163
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,940,247
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,151,502
LVIP Macquarie Diversified Floating Rate Fund–7

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	$3,707,307
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,308,533
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,365,320
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	7,085,424
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,925,971
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	2,780,000	2,412,835
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $71,360,064)		61,735,895
ΔREGIONAL BONDS–2.64%
Canada—2.64%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,281,554
Province of Manitoba Canada 4.30% 7/27/33	8,000,000	7,830,345
Province of Quebec Canada 4.50% 4/3/29	5,000,000	5,056,187
		21,168,086
Total Regional Bonds (Cost $21,468,540)		21,168,086
ΔSOVEREIGN BONDS–2.99%
Australia—0.49%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,956,520
		3,956,520
Canada—1.82%
OMERS Finance Trust 1.10% 3/26/26	5,000,000	4,849,357
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,774,010
		14,623,367
Japan—0.68%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,952,285
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	$2,460,420
		5,412,705
Total Sovereign Bonds (Cost $24,381,338)		23,992,592
SUPRANATIONAL BANKS–9.28%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,492,696
European Investment Bank 2.75% 8/15/25	6,000,000	5,963,753
•Inter-American Development Bank
4.56% (SOFRINDX + 0.20%) 2/10/26	6,000,000	6,000,786
4.66% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,984,100
4.68% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,955,410
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,994,868
•International Bank for Reconstruction & Development
4.54% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,993,400
4.65% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,988,310
4.66% (SOFRINDX + 0.30%) 5/15/28	8,000,000	8,001,173
4.73% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,949,900
Total Supranational Banks (Cost $74,497,951)		74,324,396
U.S. TREASURY OBLIGATIONS–16.34%
•U.S. Treasury Floating Rate Notes
4.35% 1/31/27 (USBMMY3M + 0.10%)	102,180,000	102,168,197
4.40% 4/30/26 (USBMMY3M + 0.15%)	28,730,000	28,745,614
Total U.S. Treasury Obligations (Cost $130,900,745)		130,913,811

	Number of Shares
COMMON STOCK–0.00%
†=MNEQ Holdings, Inc.	852	4,260
Total Common Stock (Cost $0)		4,260
PREFERRED STOCK–0.06%
†=SVB Financial Trust 11.00% 11/7/29	971	468,993
Total Preferred Stock (Cost $548,050)		468,993
LVIP Macquarie Diversified Floating Rate Fund–8

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–9.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	72,139,222	$72,139,222
Total Money Market Fund (Cost $72,139,222)		72,139,222

TOTAL INVESTMENTS–101.42% (Cost $822,016,639)	$812,778,915

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.42%)	(11,341,527)
NET ASSETS APPLICABLE TO 81,283,678 SHARES OUTSTANDING–100.00%	$801,437,388

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.
^Zero coupon security.
ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(543)	U.S. Treasury 10 yr Ultra Notes	$(61,969,875)	$(61,258,387)	6/18/25	$—	$(711,488)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	$(305,037)	$—	$—	$(305,037)
6,115,000	4.96	SOFR12M	Receive	Annual	11/2/25	(39,327)	—	—	(39,327)
16,255,000	4.79	SOFR12M	Receive	Annual	11/13/25	(82,852)	—	—	(82,852)
8,585,000	4.27	SOFR12M	Receive	Annual	11/13/28	(173,851)	—	—	(173,851)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	191,011	—	191,011	—
20,315,000	4.14	SOFR12M	Receive	Annual	12/28/25	6,978	—	6,978	—
19,725,000	3.76	SOFR12M	Receive	Annual	2/5/27	16,697	—	16,697	—
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(725,428)	—	—	(725,428)
LVIP Macquarie Diversified Floating Rate Fund–9

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
29,290,000	4.49	SOFR12M	Receive	Annual	6/12/27	$(398,972)	$—	$—	$(398,972)
30,245,000	4.74	SOFR12M	Receive	Annual	6/12/26	(272,439)	—	—	(272,439)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	401,855	—	401,855	—
17,390,000	3.60	SOFR12M	Receive	Annual	10/18/27	105,197	—	105,197	—
12,065,000	3.51	SOFR12M	Receive	Annual	10/18/31	180,440	—	180,440	—
9,500,000	0.28	SOFR12M	Receive	Annual	10/5/27	971,762	—	971,762	—
19,545,000	0.09	SOFR12M	Receive	Annual	8/24/25	867,074	—	867,074	—
19,825,000	0.72	SOFR12M	Receive	Annual	3/25/26	634,331	—	634,331	—
5,700,000	1.65	SOFR12M	Receive	Annual/Semiannual	2/22/27	235,088	—	235,088	—
17,655,000	2.81	SOFR12M	Receive	Annual	8/8/25	312,043	—	312,043	—
18,405,000	3.53	SOFR12M	Receive	Annual	5/26/28	275,699	—	275,699	—
3,605,000	3.68	SOFR12M	Receive	Annual	6/13/28	30,258	—	30,258	—
Total IRS Contracts							$—	$4,228,433	$(1,997,906)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
REMIC–Real Estate Mortgage Investment Conduits
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
yr–Year
LVIP Macquarie Diversified Floating Rate Fund–10